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                              THE COMMERCE FUNDS

                        THE NATIONAL TAX-FREE BOND FUND
                        THE MISSOURI TAX-FREE BOND FUND

                       SUPPLEMENT DATED JANUARY 1, 1997
                       TO PROSPECTUS DATED MARCH 1, 1996

EXCHANGE OPTION

  Effective, January 1, 1997, the exchange option for investments in a money market fund has been changed from Financial Square Treasury, Prime and Tax-Free Money Market Funds to the Goldman Sachs--Institutional Liquid Assets Prime Obligations Portfolio.